Summary of Significant Accounting Policies - Intangibles (Details)			1 Months Ended
	Jun. 01, 2017	Mar. 01, 2017	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2017	Mar. 31, 2017	Aug. 31, 2011	Mar. 31, 2011	Dec. 31, 2015
Intangible Assets
Term of bareboat charter									2 years
Fortaleza Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights								12 years
Term of bareboat charter								12 years
Recife Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights							12 years
Term of bareboat charter							12 years
Above Market Value Of Time Charter [Member] | Tordis Knutsen [Member]
Intangible Assets
Amortization Period, Above market time charter		4 years 9 months 18 days		4 years 9 months 18 days		4 years 9 months 18 days
Above Market Value Of Time Charter [Member] | Vigdis Knutsen [Member]
Intangible Assets
Amortization Period, Above market time charter	4 years 10 months 24 days		4 years 10 months 24 days		4 years 10 months 24 days
Unfavorable contractual rights [Member] | Fortaleza Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights								12 years
Unfavorable contractual rights [Member] | Recife Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights							12 years